Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Other payables	$ 2,178	$ 1,683
According to IAS 17 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset
Other payables	(57)
Liability in respect to IFRS 16
Other long-term liabilities	(244)
The change [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	1,891
Other payables	57
Liability in respect to IFRS 16	(2,192)
Other long-term liabilities	244
According to IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use asset	1,891
Other payables
Liability in respect to IFRS 16	(2,192)
Other long-term liabilities